Reporting Entity	12 Months Ended
Dec. 31, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Reporting Entity
REPORTING ENTITY
Baytex Energy Corp. (the “Company” or “Baytex”) is an oil and gas corporation engaged in the acquisition, development and production of oil and natural gas in the Western Canadian Sedimentary Basin and the United States. The Company’s common shares are traded on the Toronto Stock Exchange and the New York Stock Exchange under the symbol BTE. The Company’s head and principal office is located at 2800, 520 – 3rd Avenue S.W., Calgary, Alberta, T2P 0R3, and its registered office is located at 2400, 525 – 8th Avenue S.W., Calgary, Alberta, T2P 1G1.